Long-term investment (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	May 31, 2018	Apr. 26, 2018	Mar. 21, 2018	Mar. 20, 2018	Dec. 27, 2017	Apr. 19, 2017	Jan. 09, 2017	Nov. 03, 2016	Jan. 11, 2016
Long Term Investment [Line Items]
Other long-term investment		$ 842,507,798		$ 829,773,150
Equity Method Investment, Ownership Percentage			25.00%
Investment Gain (Loss)		(4,861,497)
Proceeds from Contributed Capital		31,637,196	$ 0
Guangzhou Huanglong Information Technology Co., Ltd. [Member]
Long Term Investment [Line Items]
Payments to Acquire in Process Research and Development	$ 19,700,000
Zhengzhou Lianhe Real Estate Co., Ltd. ("Zhengzhou Lianhe") [Member]
Long Term Investment [Line Items]
Initial Cost		$ 241,648		$ 241,648
Ownership		1.85%		1.85%
Other long-term investment		$ 302,270		$ 241,648
Zhengzhou Taike Real Estate Co., Ltd. ("Zhengzhou Taike") [Member]
Long Term Investment [Line Items]
Initial Cost		$ 738,073		$ 738,073
Ownership		3.75%		3.75%
Other long-term investment		$ 755,675		$ 738,073
Shenzhen Zhong An Financial Lease Co., Ltd. [Member]
Long Term Investment [Line Items]
Initial Cost		$ 7,639,186		$ 7,639,186
Ownership		25.00%		25.00%
Other long-term investment		$ 7,683,611		$ 8,207,136
Equity Method Investment, Ownership Percentage													25.00%
Zhengzhou Xinci Health Service Co. Ltd. [Member]
Long Term Investment [Line Items]
Initial Cost		$ 1,290,135		$ 1,290,135
Ownership		60.00%		60.00%
Other long-term investment		$ 1,004,446		$ 1,202,661
Equity Method Investment, Ownership Percentage												60.00%
Proceeds from Contributed Capital				1,290,135
Shenzhen Qianhai Jingjie City Renewal Investment Partnership (limited partnership) [Member]
Long Term Investment [Line Items]
Initial Cost		$ 8,118,800		$ 8,118,800
Ownership		0.00%		0.00%
Other long-term investment		$ 8,312,426		$ 8,118,800
Limited Partners' Contributed Capital											$ 8,118,800
Qingdao Huiju Zhihui City Industrial Development Co., Ltd. [Member]
Long Term Investment [Line Items]
Initial Cost		$ 505,162,873		$ 413,210,492
Ownership		49.00%		49.00%
Other long-term investment		$ 496,924,847		$ 412,593,226
Equity Method Investment, Aggregate Cost										$ 505,200,000
Equity Method Investment, Ownership Percentage										70.00%
Equity Method Investment, Transfer Of Ownership Percentage				70.00%
Wuhu Penghong Investment Center (Limited Partnership) [Member]
Long Term Investment [Line Items]
Initial Cost		$ 30,608,185		$ 30,608,185
Ownership		0.00%		0.00%
Other long-term investment		$ 28,107,732		$ 30,608,185
Equity Method Investment, Aggregate Cost	$ 30,600,000
Wuhu Penghong Investment Center (Limited Partnership) [Member] | Guangzhou Huanglong Information Technology Co., Ltd. [Member]
Long Term Investment [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	90.57%
Wuhu Penghong Investment Center (Limited Partnership) [Member] | Partner One [Member]
Long Term Investment [Line Items]
Equity Method Investment, Aggregate Cost	$ 91,800,000
Wuhu Penghong Investment Center (Limited Partnership) [Member] | Partner Two [Member]
Long Term Investment [Line Items]
Equity Method Investment, Aggregate Cost	$ 3,100,000
Wuhu Penghua Tenth Investment Center (Limited Partnership) [Member]
Long Term Investment [Line Items]
Initial Cost		$ 214,257,292		$ 367,298,216
Ownership		0.00%		0.00%
Other long-term investment		$ 208,024,894		$ 367,298,216
Equity Method Investment, Aggregate Cost				$ 6,900,000					$ 367,300,000
Noncontrolling Interest, Ownership Percentage by Parent				90.00%
Proceeds from Sale of Equity Method Investments		158,600,000
Wuhu Penghua Tenth Investment Center (Limited Partnership) [Member] | Partner Three [Member]
Long Term Investment [Line Items]
Equity Method Investment, Aggregate Cost									$ 153,000,000
Proceeds from Sale of Equity Method Investments		111,000,000
Chengdu Xinyuan Renju Enterprise management Co., Ltd. [Member]
Long Term Investment [Line Items]
Initial Cost		$ 765,205		$ 765,205
Ownership		10.00%		10.00%
Other long-term investment		$ 755,675		$ 765,205
Equity Method Investment, Aggregate Cost				800,000
Zhengzhou Jiahe Real Estate Co., Ltd [Member]
Long Term Investment [Line Items]
Initial Cost		$ 44,291,183
Ownership		33.50%
Other long-term investment		$ 42,180,548
Equity Method Investment, Aggregate Cost				$ 117,100,000
Equity Method Investment, Ownership Percentage				51.00%
Suzhou Hengwan Real Estate Co., Ltd [Member]
Long Term Investment [Line Items]
Initial Cost		$ 18,613,537						$ 18,600,000
Ownership		16.66%
Other long-term investment		$ 17,487,133
Equity Method Investment, Ownership Percentage								16.66%
Madison Developments Limited [Member]
Long Term Investment [Line Items]
Initial Cost		$ 19,095,969					$ 19,100,000
Ownership		50.00%
Other long-term investment		$ 18,891,428
Equity Method Investment, Ownership Percentage							50.00%
Henan Qingning Apartment Management Co., Ltd [Member]
Long Term Investment [Line Items]
Initial Cost		$ 3,224,895				$ 3,200,000
Ownership		51.00%
Other long-term investment		$ 3,084,379
Equity Method Investment, Ownership Percentage						51.00%
Suzhou Litai Real Estate Co., Ltd [Member]
Long Term Investment [Line Items]
Initial Cost		$ 9,284,103			$ 9,300,000
Ownership		19.99%
Other long-term investment		$ 8,992,734
Equity Method Investment, Ownership Percentage					19.99%
Beijing Yuzhouyun Science & Technology Development Center (Limited partnership) ("Beijing Yuzhouyun") [Member]
Long Term Investment [Line Items]
Ownership		0.00%